Key management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2023	2022
	$	$

Salaries and short-term employee benefits	4,491	4,374
Termination benefits	5,548	-
Share-based compensation	6,358	5,475
Cost recoveries from associates	-	(538)
	16,397	9,311